Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets
Trade and other receivables	$ 111,564	$ 112,844
Financial derivatives	79,582	18,510
Current assets	191,146	131,354
Non-current assets
Exploration and evaluation assets	358,935	272,974
Oil and gas properties	5,817,889	3,958,309
Other plant and equipment	9,228	9,474
Assets	6,377,198	4,372,111
Current liabilities
Trade and other payables	258,114	144,542
Financial derivatives	0	50,095
Onerous contracts	1,986	2,574
Current liabilities	260,100	197,211
Non-current liabilities
Bank loan	520,700	212,138
Long-term notes	1,583,240	1,474,184
Asset retirement obligations	646,898	368,995
Deferred income tax liability	310,836	204,698
Liabilities	3,321,774	2,457,226
SHAREHOLDERS’ EQUITY
Shareholders' capital	5,701,516	4,443,576
Contributed surplus	19,137	15,999
Accumulated other comprehensive income	667,874	463,104
Deficit	(3,333,103)	(3,007,794)
Shareholders' equity	3,055,424	1,914,885
Liabilities and shareholders' equity	$ 6,377,198	$ 4,372,111